UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                     Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
                     		  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  Wells Fargo Advisors Financial Network, LLC.
Address:  One North Jefferson Avenue
	  St. Louis, Missouri 63103


13F File Number:  028-13117

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Laurie L. Ohotto
Title:   Controller and Vice President
Phone:   612-336-8226

Signature, Place, and Date of Signing:

   /s/	Laurie L. Ohotto	Minneapolis, MN		11/09/2012

Report Type (Check only one.):

  [    ]      13F HOLDINGS REPORT.

  [ X ]       13F NOTICE.

  [    ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       028-00165         Wells Fargo & Company